The Company and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company and Liquidity
1.	The Company and Liquidity

Alector, Inc. (“Alector” or the “Company”) is a Delaware corporation headquartered in South San Francisco, California. Alector is a biotechnology company focused on harnessing the immune system to cure neurodegenerative diseases.

Initial Public Offering

On February 7, 2019, the Company completed an initial public offering (“IPO”) through issuing and selling 9,739,541 shares of common stock at a public offering price of $19.00 per share, including 489,541 shares sold pursuant to the underwriters’ partial exercise of their option to purchase additional shares. The aggregate net proceeds received by the Company from the offering, net of underwriting discounts and commissions and offering expenses, were $168.2 million. Upon the closing of the IPO, all of the outstanding shares of convertible preferred stock automatically converted into 45,374,836 shares of common stock. Subsequent to the closing of the IPO, there were no shares of convertible preferred stock outstanding.

1.	The Company and Liquidity

Alector, Inc. (“Alector” or the “Company”) is a Delaware corporation headquartered in South San Francisco, California. Alector is a biotechnology company focused on harnessing the immune system to cure neurodegenerative diseases.

Conversion

Alector was originally formed in May 2013 as a Delaware limited liability company under the name Alector LLC. In October 2017, the Company completed a reorganization whereby the Company converted from a Delaware limited liability company named Alector LLC to a Delaware corporation named under the name Alector, Inc. (the “Conversion”). In conjunction with the Conversion, (i) all of the Company’s outstanding common units converted on a 1-for-1 basis into shares of common stock, par value $0.0001; (ii) all of the Company’s outstanding preferred units converted on a 1-for-1 basis into shares of convertible preferred stock, par value $0.0001; and (iii) the Company’s 202,924 unvested restricted units converted on a 1-for-1 basis into shares of unvested restricted common stock. Prior to the Conversion, the Company had issued profit interest units to employees. The Company’s vested profit interest units converted on a net issuance basis into shares of common stock and the Company’s unvested profit interest units converted on a net issuance basis into restricted common stock. Fractional shares related to the conversion of profit interest grants were settled in cash. All vesting provisions remained the same following the Conversion.

Initial Public Offering

On February 7, 2019, the Company completed an initial public offering (“IPO”) through issuing and selling 9,739,541 shares of common stock at a public offering price of $19.00 per share, including 489,541 shares sold pursuant to the underwriters’ partial exercise of their option to purchase additional shares. The aggregate net proceeds received by the Company from the offering, net of underwriting discounts and commissions and estimated offering expenses, were $168.2 million. Upon the closing of the IPO, all of the outstanding shares of convertible preferred stock automatically converted into shares of common stock. Subsequent to the closing of the IPO, there were no shares of convertible preferred stock outstanding.